1. DESCRIPTION OF BUSINESS AND ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

GrowLife, Inc. (“GrowLife” or the “Company”) was incorporated under the laws of the State of Delaware and is headquartered in Seattle, Washington. The Company was founded in 2012 with the Closing of the Agreement and Plan of Merger with SGT Merger Corporation. The Company has authorized common stock of 3,000,000,000 shares at $0.0001 par value and 10,000,000 shares of preferred stock with a par value of $0.0001 were authorized by the shareholders.  There is no preferred stock issued and the terms have not been determined as of September 30, 2015.

The Company’s goal of becoming the nation’s largest cultivation facility service provider for the production of organics, herbs and greens and plant-based medicines has not changed. The Company’s mission is to best serve more cultivators in the design, build-out, expansion and maintenance of their facilities with products of high quality, exceptional value and competitive price. Through a nationwide network of knowledgeable representatives, regional centers and its e-commerce website, GrowLife provides essential and hard-to-find goods including media (i.e., farming soil), industry-leading hydroponics equipment, organic plant nutrients, and thousands more products to specialty grow operations across the United States.

The Company primarily sells through its wholly owned subsidiary, GrowLife Hydroponics, Inc. In addition to the promotion and sales of GrowLife owned brands, GrowLife companies distribute and sell over 3,000 products through its e-commerce distribution channel, Greners.com, and through our regional retail storefronts. GrowLife and its business units are organized and directed to operate strictly in accordance with all applicable state and federal laws.

Past Merger and Acquisition Transactions

On June 7, 2013, GrowLife Hydroponics completed the purchase of Rocky Mountain Hydroponics, LLC, a Colorado limited liability company (“RMC”), and Evergreen Garden Center, LLC, a Maine limited liability company (“EGC”). The effective date of the purchase was June 7, 2013. The Company purchased all of the assets and liabilities of the RMH and EGC Companies, and their retail hydroponics stores, which are located in Vail and Boulder, Colorado and Portland, Maine. The Company purchased RMC and EGC from Rob Hunt, who was appointed to the then Company’s Board of Directors and President of GrowLife Hydroponics, Inc.

On July 23, 2012, the Company completed the purchase of substantially all of the assets of Donna Klauenburch and Tao Klauenburch related to the online retail business Greners.com.

On October 24, 2012, the Company’s wholly owned subsidiary GrowLife Hydroponics, Inc., a Delaware corporation, completed the purchase of all of the shares of Soja, Inc. dba Urban Garden Supplies (the “Urban Garden”) from Richard Melograno, Michael Cook, and Scott Glass (collectively the “UG Sellers”). The Company acquired all of the assets and liabilities of Urban Garden which included the inventory of the store located at 22516 Ventura Blvd., Woodland Hills, CA 91364.

Agreement and Plan of Merger with SGT Merger Corporation

On March 21, 2012, the Company entered into an Agreement and Plan of Merger with SGT Merger Corporation, a Nevada corporation and the Company’s wholly-owned subsidiary, SG Technologies Corp, a Nevada corporation (“SGT”), Sterling C. Scott, and W-Net Fund I, L.P., a Delaware limited partnership and current holder of the Company’s common stock. The transaction closed on April 5, 2012. At the Closing, (i) The Merger Corporation was merged with and into SGT; (ii) SGT became the Company’s wholly-owned subsidiary; and (iii) all SGT shares of common stock were exchanged for shares of our common stock and shares of a new series of our preferred stock, which was designated Series A Preferred Stock. At the Closing, the Company issued to SGT’s former stockholders 157,000,000 shares of the Company’s common stock and 3,000,000 shares of Series A Preferred Stock in exchange for the 200 shares of SGT’s common stock outstanding immediately prior to the Merger. Sterling C. Scott was appointed to the then Company’s Board of Directors and Chief Executive Officer.

After the Merger, former holders of SGT’s common stock owned in excess of 50% of our fully-diluted shares of common stock, and as a result of certain other factors, including that all members of our executive management are members of SGT’s management, SGT is deemed to be the acquiring company and the Company was deemed to be the legal acquirer for accounting purposes, and the Merger was accounted for as a reverse merger and a recapitalization in accordance with GAAP. The consolidated financial statements of GrowLife and its subsidiaries reflect the historical activity of SGT, and the historical stockholders’ equity of SGT has been retroactively restated for the equivalent number of shares received in the exchange.

Suspension of Trading of the Company’s Securities

On April 10, 2014, the Company received notice from the SEC that trading of the Company’s common stock on the OTCBB was to be suspended from April 10, 2014 through April 24, 2014. The SEC issued its order pursuant to Section 12(k) of the Securities Exchange Act of 1934. According to the notice received by us from the SEC: “It appears to the Securities and Exchange Commission that the public interest and the protection of investors require a suspension of trading in the securities of GrowLife, Inc. because of concerns regarding the accuracy and adequacy of information in the marketplace and potentially manipulative transactions in GrowLife’s common stock.” The Company did not receive notice from the SEC that it was being formally investigated.

The suspension of trading eliminated the Company’s market makers, resulted in our trading on the grey sheets, resulted in legal proceedings and restricted the Company’s access to capital. On April 25, 2014, shares of the Company’s common stock resumed trading on the “grey sheets” and are not formally quoted or listed on any stock exchange at this time.

SEC Charges of Manipulating Our Securities

On August 5, 2014, the SEC charged four promoters with ties to the Pacific Northwest for manipulating the Company’s open market and conducted pre-arranged, manipulative matched orders and wash trades to create the illusion of an active market in these stocks.  The promoters then sold their shares in coordination with aggressive promotional campaigns that urged investors to buy the stocks because the prices were on the verge of rising substantially.

On July 9, 2015, the SEC entered into settlements with two of the promoters.  In connection with the settlement of their SEC action, the two men are liable for disgorgement of approximately $2.1 million and $306,000 in illicit profits, respectively. Earlier this year the two men were also sentenced to five and three years in prison, respectively, for their participation in the scheme.

GrowLife, Inc. (“GrowLife” or the “Company”) was incorporated under the laws of the State of Delaware and are headquartered in Seattle, Washington. The Company was founded in 2012 with the Closing of the Agreement and Plan of Merger with SGT Merger Corporation. The Company has authorized common stock of 3,000,000,000 shares at $0.0001 par value and 3,000,000 shares of preferred stock with a par value of $0.0001 were authorized by the shareholders.  There is no preferred stock issued and the terms have not been determined as of September 30, 2015.

The Company’s goal of becoming the nation’s largest cultivation facility service provider for the production of organics, herbs and greens and plant-based medicines has not changed. The Company’s mission is to best serve more cultivators in the design, build-out, expansion and maintenance of their facilities with products of high quality, exceptional value and competitive price. Through a nationwide network of knowledgeable representatives, regional centers and its e-commerce website, GrowLife provides essential and hard-to-find goods including media (i.e., farming soil), industry-leading hydroponics equipment, organic plant nutrients, and thousands more products to specialty grow operations across the United States.

The Company primarily sells through its wholly owned subsidiary, GrowLife Hydroponics, Inc. In addition to the promotion and sales of GrowLife owned brands, GrowLife companies distribute and sell over 3,000 products through its e-commerce distribution channel, Greners.com, and through our regional retail storefronts. GrowLife and its business units are organized and directed to operate strictly in accordance with all applicable state and federal laws.

Past Merger and Acquisition Transactions

On June 7, 2013, GrowLife Hydroponics completed the purchase of Rocky Mountain Hydroponics, LLC, a Colorado limited liability company (“RMC”), and Evergreen Garden Center, LLC, a Maine limited liability company (“EGC”). The effective date of the purchase was June 7, 2013. The Company purchased all of the assets and liabilities of the RMH and EGC Companies, and their retail hydroponics stores, which are located in Vail and Boulder, Colorado and Portland, Maine. The Company purchased RMC and EGC from Rob Hunt, who was appointed to the then Company’s Board of Directors and President of GrowLife Hydroponics, Inc.

On July 23, 2012, the Company completed the purchase of substantially all of the assets of Donna Klauenburch and Tao Klauenburch related to the online retail business Greners.com.

On October 24, 2012, the Company’s wholly owned subsidiary GrowLife Hydroponics, Inc., a Delaware corporation, completed the purchase of all of the shares of Soja, Inc. dba Urban Garden Supplies (the “Urban Garden”) from Richard Melograno, Michael Cook, and Scott Glass (collectively the “UG Sellers”). The Company acquired all of the assets and liabilities of Urban Garden which included the inventory of the store located at 22516 Ventura Blvd., Woodland Hills, CA 91364.

Agreement and Plan of Merger with SGT Merger Corporation

On March 21, 2012, the Company entered into an Agreement and Plan of Merger with SGT Merger Corporation, a Nevada corporation and the Company’s wholly-owned subsidiary, SG Technologies Corp, a Nevada corporation (“SGT”), Sterling C. Scott, and W-Net Fund I, L.P., a Delaware limited partnership and current holder of the Company’s common stock. The transaction closed on April 5, 2012. At the Closing, (i) The Merger Corporation was merged with and into SGT; (ii) SGT became the Company’s wholly-owned subsidiary; and (iii) all SGT shares of common stock were exchanged for shares of our common stock and shares of a new series of our preferred stock, which was designated Series A Preferred Stock. At the Closing, the Company issued to SGT’s former stockholders 157,000,000 shares of the Company’s common stock and 3,000,000 shares of Series A Preferred Stock in exchange for the 200 shares of SGT’s common stock outstanding immediately prior to the Merger. Sterling C. Scott was appointed to the then Company’s Board of Directors and Chief Executive Officer.

After the Merger, former holders of SGT’s common stock owned in excess of 50% of our fully-diluted shares of common stock, and as a result of certain other factors, including that all members of our executive management are members of SGT’s management, SGT is deemed to be the acquiring company and the Company was deemed to be the legal acquirer for accounting purposes, and the Merger was accounted for as a reverse merger and a recapitalization in accordance with GAAP. The consolidated financial statements of GrowLife and its subsidiaries reflect the historical activity of SGT, and the historical stockholders’ equity of SGT has been retroactively restated for the equivalent number of shares received in the exchange.

Restatement of Previously Issued Unaudited Consolidated Financial Statements

In connection with the review of the Form 10-Q for the Company for the three months ended March 31, 2014, management determined that previously issued unaudited consolidated financial statements issued for the three months ended March 31, 2014 contained an error which was non-cash in nature. The Company reviewed the impact of this error and determined that the impact of this error for the three months ended March 31, 2014 consolidated financial statements was material. On June 19, 2014, after review by the Company’s independent registered public accounting firm and legal counsel, the Audit Committee of the Company’s Board of Directors concluded that we should restate our unaudited interim financial statements for the three months ended March 31, 2014 to reflect the correction of the previously identified error in the unaudited consolidated financial statements for this period.

The Company filed Form 10Q/A on June 27, 2014 and restated the consolidated balance sheet as of March 31, 2014, and the consolidated statements of operations and consolidated cash flows for the three months ended March 31, 2014 to reflect the correcting book entry described below. There was no impact to our actual cash balances as a result of these errors, and these errors do not change net cash flows from financing activities. There was no impact of this error on net cash flows from operating activities.

Transaction with CANX USA LLC

On November 19, 2013, the Company entered into a Joint Venture Agreement with CANX, a Nevada limited liability company.  Under the terms of the Agreement, the Company and CANX formed Organic Growth International, LLC (“OGI”), a Nevada limited liability company, for the purpose of expanding the Company’s operations in its current retail hydroponic businesses and in other synergistic business verticals and facilitate additional funding for commercially financeable transactions of up to $40,000,000.  In connection with closing of the Agreement, CANX agreed to provide a commitment to provide funding in the amount of $1,300,000 for a GrowLife Infrastructure Funding Technology program transaction and provide additional funding of $1,000,000 under a 7% Convertible Note instrument. The Company initially owns a non-dilutive forty five percent (45%) share of OGI and the Company may acquire a controlling share of OGI as provided in the Agreement.

In accordance with the Agreement, the Company and CANX entered into a Warrant Agreement whereby the Company delivered to CANX or its assignees a warrant to purchase 140,000,000 shares of the Company common stock at a maximum strike price of $0.033 per share. This transaction was properly recorded in the Company’s 2013 audited consolidated financial statements.

In accordance with the Agreement, the Company was required to deliver to CANX or its assignees an additional warrant to purchase 100,000,000 shares of the Company’s common stock at a maximum strike price of $0.033 per share. The warrant was earned by CANX upon completion of the Company’s increase in the number of authorized common shares from 1 billion to 3 billion shares. This increase in authorized shares was effective with the shareholder approval on February 7, 2014.  This warrant was not booked at March 31, 2014.

After a detailed review of the facts, the Company concluded that the warrant to purchase 100,000,000 shares of the Company’s common stock was earned as of February 7, 2014, and should have been recorded in the consolidated financial statements for the three months ended March 31, 2014.

The following tables present the restated items for the applicable date.

For the Three Months Ended	As Originally	Amount of
March 31, 2014	Presented	Restatement	As Restated

Interest expense	$(799,631)	$(33,700,000)	$(34,499,631)
Net loss	(37,773,949)	(33,700,000)	(71,473,949)
Net loss per share	$(0.05)	$(0.04)	$(0.09)

	As Originally	Amount of
March 31, 2014	Presented	Restatement	As Restated

Additional paid-in capital	$35,690,082	$33,700,000	$69,390,082
Accumulated deficit	(62,174,653)	(33,700,000)	(95,874,653)

Suspension of Trading of the Company’s Securities

On April 10, 2014, the Company received notice from the SEC that trading of the Company’s common stock on the OTCBB was to be suspended from April 10, 2014 through April 24, 2014. The SEC issued its order pursuant to Section 12(k) of the Securities Exchange Act of 1934. According to the notice received by us from the SEC: “It appears to the Securities and Exchange Commission that the public interest and the protection of investors require a suspension of trading in the securities of GrowLife, Inc. because of concerns regarding the accuracy and adequacy of information in the marketplace and potentially manipulative transactions in GrowLife’s common stock.” The Company did not receive notice from the SEC that it was being formally investigated.

The suspension of trading eliminated the Company’s market makers, resulted in our trading on the grey sheets, resulted in legal proceedings and restricted the Company’s access to capital. On April 25, 2014, shares of the Company’s common stock resumed trading on the “grey sheets” and are not formally quoted or listed on any stock exchange at this time.

SEC Charges of Manipulating Our Securities

On August 5, 2014, the SEC charged four promoters with ties to the Pacific Northwest for manipulating the Company’s open market and conducted pre-arranged, manipulative matched orders and wash trades to create the illusion of an active market in these stocks.  The promoters then sold their shares in coordination with aggressive promotional campaigns that urged investors to buy the stocks because the prices were on the verge of rising substantially.

On July 9, 2015, the SEC entered into settlements with two of the promoters.  In connection with the settlement of their SEC action, the two men are liable for disgorgement of approximately $2.1 million and $306,000 in illicit profits, respectively. Earlier this year the two men were also sentenced to five and three years in prison, respectively, for their participation in the scheme.